Relationships with Affiliated Companies	12 Months Ended
Dec. 31, 2015
Relationships with Affiliated Companies
Note 4	Relationships with Affiliated Companies

TSYS has a note payable to Merchants Limited, which has a noncontrolling interest in EMEA. Refer to Note 13 for more information regarding this loan.

The Company provides miscellaneous services to Merchants Limited and to the Company’s equity investments, TSYS de México and CUP Data.

The foregoing related party arrangements and services are performed under contracts that are similar to its contracts with unrelated third party customers. The Company believes the terms and conditions of transactions between the Company and these related parties are comparable to those which could have been obtained in transactions with unaffiliated parties.

Through its related party transactions, TSYS generates accounts receivable and liability accounts with TSYS de México and CUP Data.

The Company had the following balances with related parties as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Accounts receivable	$19	$19
Account payable	3,278	4,329

The table below details revenues and expenses derived from affiliated companies for the years ended December 31, 2015, 2014 and 2013:

(in thousands)	2015	2014	2013
Total revenues:
CUP Data	$116	232	229
TSYS de México	85	78	68

Total revenues	$201	310	297

Total operating expenses:
Merchants Limited	$4,202	9,842	5,739
TSYS de México	148	148	148

Total operating expenses	$4,350	9,990	5,887

Nonoperating expenses paid to Merchants Limited	$42	—	—